Segmented and geographic information, and major customers (Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 19,998	$ 3,464	$ 9,325
Trade and other receivables	5,269	7,712
Inventories	7,159	8,136
Prepaid expenses	1,914	1,247
Derivative instruments	585
Assets held-for-sale		6,925
Convertible loan receivable		1,922
Restricted cash	4,007	681
Property, plant and equipment	190,389	96,442
Deferred tax assets	343	626
Total assets	231,003	127,155
Trade and other payables	22,709	14,345
Derivative instruments	4,440	35
Convertible loans payable		2,972
Other long-term liabilities	5,645	689
Sandstorm deferred revenue	22,978
Convertible debenture	9,935
Glencore pre-payment facility	5,602	5,610
Post-employment benefit obligations	10,137	8,174
Decommissioning provision	7,765	3,791
Derivative warrant liability		711
Deferred tax liabilities (assets)	750	1,132
Total liabilities	91,990	42,959
Cosala Operations [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	2,903	3,305
Trade and other receivables	3,852	6,353
Inventories	6,361	5,844
Prepaid expenses	615	506
Derivative instruments
Assets held-for-sale		6,925
Convertible loan receivable
Restricted cash	145	139
Property, plant and equipment	56,094	52,540
Deferred tax assets
Total assets	69,970	75,612
Trade and other payables	9,241	8,094
Derivative instruments
Convertible loans payable
Other long-term liabilities
Sandstorm deferred revenue
Convertible debenture
Glencore pre-payment facility	5,602	11,110
Post-employment benefit obligations
Decommissioning provision	1,854	1,760
Derivative warrant liability
Deferred tax liabilities (assets)	750	1,132
Total liabilities	17,447	22,096
Galena Complex [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	14,761	(2)
Trade and other receivables	1,374	1,274
Inventories	2,137	2,292
Prepaid expenses	524	535
Derivative instruments
Assets held-for-sale
Convertible loan receivable
Restricted cash	55	541
Property, plant and equipment	47,672	43,856
Deferred tax assets	343	626
Total assets	66,866	49,122
Trade and other payables	3,805	3,614
Derivative instruments
Convertible loans payable
Other long-term liabilities	566	632
Sandstorm deferred revenue
Convertible debenture
Glencore pre-payment facility
Post-employment benefit obligations	10,137	8,174
Decommissioning provision	2,156	2,031
Derivative warrant liability
Deferred tax liabilities (assets)
Total liabilities	16,664	14,451
Relief Canyon [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	770
Trade and other receivables
Inventories
Prepaid expenses	471
Derivative instruments
Assets held-for-sale
Convertible loan receivable
Restricted cash	3,807
Property, plant and equipment	86,201
Deferred tax assets
Total assets	91,249
Trade and other payables	6,506
Derivative instruments
Convertible loans payable
Other long-term liabilities	4,495
Sandstorm deferred revenue
Convertible debenture
Glencore pre-payment facility
Post-employment benefit obligations
Decommissioning provision	3,755
Derivative warrant liability
Deferred tax liabilities (assets)
Total liabilities	14,756
Corporate and Other [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	1,564	161
Trade and other receivables	43	85
Inventories
Prepaid expenses	304	206
Derivative instruments	585
Assets held-for-sale
Convertible loan receivable		1,922
Restricted cash		1
Property, plant and equipment	422	46
Deferred tax assets
Total assets	2,918	2,421
Trade and other payables	3,157	2,637
Derivative instruments	4,440	35
Convertible loans payable		2,972
Other long-term liabilities	584	57
Sandstorm deferred revenue	25,007
Convertible debenture	9,935
Glencore pre-payment facility
Post-employment benefit obligations
Decommissioning provision
Derivative warrant liability		711
Deferred tax liabilities (assets)
Total liabilities	$ 43,123	$ 6,412